Organization (Details) shares in Millions	Jun. 30, 2019 Room Country Hotel	Dec. 31, 2018 Room Country Hotel	Mar. 15, 2017 Rate shares
Organization and basis of presentation [Line Items]
Number of hotels and resorts, properties | Hotel	5,872	5,685
Number of hotels and resorts, rooms | Room	939,297	912,960
Number of Countries in which Entity Operates | Country	114	113
HNA Tourism Group Co., Ltd. [Member]
Organization and basis of presentation [Line Items]
Common stock acquired | shares			82.5
HNA Tourism Group Co., Ltd. [Member]
Organization and basis of presentation [Line Items]
Common Stock Ownership Percentage | Rate			25.00%